Seward & Kissel LLP
ONE BATTERY PARK PLAZA
NEW YORK, NEW YORK  10004

TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421 WWW.SEWKIS.COM	901 K STREET, NW WASHINGTON, D.C. 20001 TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184

July 10, 2013

U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re: Confidential Draft Registration Statement on Form F-1 of Dynagas LNG Partners LP

Ladies and Gentlemen:

On behalf of Dynagas LNG Partners LP, a Marshall Islands limited partnership (the "Partnership"), we submit herewith the Partnership's draft Registration Statement on Form F-1 (the "Draft Registration Statement"). This letter and the Draft Registration Statement are being provided to the staff of the U.S. Securities and Exchange Commission for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups (JOBS) Act. The Partnership's total revenues as presented on its income statement for the year ended December 31, 2012 amounted to approximately $77.5 million as disclosed on page F-4 of the Draft Registration Statement. Accordingly, the Partnership qualifies as an "emerging growth company" as defined under the JOBS Act.

The Draft Registration Statement relates to the initial public offering ("IPO") of the Partnership's common units representing limited partnership interests in the United States. The Partnership expects to use the net proceeds from the IPO to partially repay outstanding indebtedness and for general corporate purposes, including working capital.

By way of background, the Partnership was formed on May 30, 2013 by its Sponsor, Dynagas Holdings Ltd., a Marshall Islands corporation, as a new Liquefied Natural Gas ("LNG") carrier subsidiary focused on owning and operating LNG carriers that are employed on long-term charters of three or more years with international energy companies. The Partnership intends to provide seaborne transportation services to international energy companies as part of their LNG logistics chains, with its initial fleet of three 150,000 cubic meter LNG carriers, the Clean Energy, the Ob River and the Clean Force (collectively, the "Initial Fleet").  Following the completion of the offering, the Partnership will have the right but not the obligation to purchase from its Sponsor up to seven fully winterized newbuilding LNG carriers, each assigned with Lloyds Register Ice Class notation 1A FS designation for hull and machinery, or its equivalent.

Prior to the completion of this offering, the Partnership will complete a series of formation transactions that are described in the section of the prospectus entitled "Summary—Formation Transactions", including the acquisition of certain subsidiaries of its Sponsor (the "Sponsor Controlled Companies") that have interests in the three LNG carriers that will comprise the Initial Fleet of the Company. The Partnership intends to become party to an agreement between the Partnership and its Sponsor whereby prior to the IPO the Partnership will issue to the Sponsor a certain number of partnership units in exchange for all issued and outstanding equity interests in the Sponsor Controlled Companies. The purpose of this exchange is for the Partnership to own the Initial Fleet and facilitate the IPO as described above.

Upon the closing of the offering, the Partnership's business will be a direct continuation of the Sponsor Controlled Companies. The Partnership does not intend to engage in any business or other activities prior to the closing of the offering, except in connection with its formation. The Sponsor Controlled Companies are limited to entities that are under the control of the Partnership's Sponsor and its affiliates, and, as such, this acquisition was accounted for as a transaction between entities under common control. As a result, the financial statements of the Sponsor Controlled Companies along with the Partnership from May 30, 2013 (the date of its inception) have been presented using combined historical carrying costs of the assets and liabilities of the Sponsor Controlled Companies, and present the consolidated financial position and results of operations as if the Partnership and the Sponsor Controlled Companies were consolidated for all periods presented.

The Partnership intends to file publicly via EDGAR its Registration Statement on Form F-1 at least 21 days prior to the commencement of the road show for the IPO.

If you have any questions or comments concerning the enclosed, please feel free to telephone the undersigned at (212) 574-1420.

Very truly yours,

SEWARD & KISSEL LLP

By: /s/ Robert E. Lustrin
Name: Robert E. Lustrin